INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of inventories

	December 31	December 31
	2020	2019
Ore in stockpiles	$2,317	$4,647
Concentrate	231	—
Materials and supplies	1,695	920

Total inventories	4,243	5,567
Less: current inventories	4,243	1,285

Non-current inventories	$—	$4,282